Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments

As of September 30, 2020 (Unaudited)

Principal Amount		Value
	COLLATERALIZED LOAN OBLIGATIONS — 10.4%
$10,000,000	Monroe Capital MML CLO IX Ltd. 8.958% (3-Month USD Libor+870 basis points), 10/22/2031[1,2,3,4]	$9,233,662
2,910,000	Monroe Capital MML CLO VII Ltd. 7.706% (3-Month USD Libor+725 basis points), 11/22/2030[1,2,4]	2,606,680
	Monroe Capital MML CLO VIII, Ltd.
9,850,000	5.106% (3-Month USD Libor+485 basis points), 5/22/2031[1,2,3,4]	8,980,109
10,000,000	8.406% (3-Month USD Libor+815 basis points), 5/22/2031[1,2,3,4]	9,183,972
15,000,000	18.000%, 5/22/2031*,2,5,6	12,311,205
	Monroe Capital MML CLO X Ltd.
5,000,000	7.128% (3-Month USD Libor+690 basis points), 8/20/2031[1,2,3,4]	5,043,778
3,000,000	9.078% (3-Month USD Libor+885 basis points), 8/20/2031[1,2,4]	2,860,802
	TOTAL COLLATERALIZED LOAN OBLIGATIONS
	(Cost $53,395,730)	50,220,208

Number of Shares
	COMMON STOCKS — 3.4%
	FINANCIALS — 3.4%
263,350	Ares Capital Corp.	3,673,733
134,155	Barings BDC, Inc.	1,073,240
10,211	BlackRock TCP Capital Corp.	100,170
10,103	Crescent Capital BDC, Inc.	128,813
60,026	Golub Capital BDC, Inc.	794,744
82,320	Monroe Capital Corp.	563,069
267,583	New Mountain Finance Corp.	2,558,093
39,903	Oaktree Specialty Lending Corp.	193,131
131,674	Owl Rock Capital Corp.	1,587,988
56,010	Solar Capital Ltd.	887,759
78,230	Stellus Capital Investment Corp.	680,601
231,009	TPG Specialty Lending, Inc.	3,975,665
		16,217,006
	TOTAL COMMON STOCKS
	(Cost $16,028,585)	16,217,006
	NON-LISTED BUSINESS DEVELOPMENT COMPANIES — 9.6%
5,892,548	Business Development Corp. Of America	39,048,434
570,000	New Mountain Guardian III BDC, LLC[7]	5,465,975
120,870	Owl Rock Technology Finance Corp.	1,796,745
	TOTAL NON-LISTED BUSINESS DEVELOPMENT COMPANIES
	(Cost $41,494,917)	46,311,154
	PRIVATE EQUITY — 0.8%
1	Owl Rock Capital Technology Holdings LLC	4,013,362
	TOTAL PRIVATE EQUITY
	(Cost $454,583)	4,013,362

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of September 30, 2020 (Unaudited)

Number of Shares		Value
	PRIVATE INVESTMENT FUNDS — 10.5%
1	AG Direct Lending Fund II L.P.[8]	$31,945,915
1	AG Direct Lending Fund III L.P.[9]	18,933,612
	TOTAL PRIVATE INVESTMENT FUNDS
	(Cost $46,101,397)	50,879,527

Principal Amount
	SENIOR SECURED LOANS — 82.1%
	COMMUNICATIONS — 4.5%
$2,992,500	1236904 B.C. Ltd. Term Loan, 5.647% (1-Month USD Libor+550 basis points), 2/26/2027[2,4]	2,731,415
4,396,242	HPS Technology Senior Secured Loan Term Loan, 9.000% (3-Month USD Libor+800 basis points), 12/29/2023[4,5,10]	4,189,530
9,975,000	HPS Telecommunications Senior Secured Loan Term Loan, 7.500% (3-Month USD Libor+600 basis points), 5/30/2025[4,5,10]	9,754,131
4,949,774	Northland Cable Television, Inc. Term Loan, 6.750% (1-Month USD Libor+575 basis points), 10/1/2025[4,5]	4,939,464
		21,614,540
	CONSUMER DISCRETIONARY — 7.5%
493,734	Cambium Learning Group, Inc. Term Loan, 4.808% (3-Month USD Libor+450 basis points), 12/18/2025[2,4]	488,797
3,022,313	CHOPT Creative Salad Company Term Loan, 7.900% (1-Month USD Libor+640 basis points), 1/22/2024[4,5]	2,979,858
1,048,211	CIBT Global, Inc. Term Loan, 4.750% (3-Month USD Libor+375 basis points), 6/1/2024[2,4]	834,697
	Fleetwash, Inc.
276,131	Delayed Draw, 1.000%, 10/1/2024[11]	268,314
222,780	Delayed Draw, 5.750% (3-Month USD Libor+475 basis points), 10/1/2024[2,4]	216,473
987,405	Guidehouse LLP Term Loan, 4.655% (1-Month USD Libor+450 basis points), 5/1/2025[2,4]	980,005
	HPS Consumer Senior Secured Loan
4,837,463	Term Loan, 6.308% (3-Month USD Libor+600 basis points), 11/18/2022[4,5,10]	4,779,098
4,962,312	Term Loan, 7.000% (3-Month USD Libor+600 basis points), 2/12/2025[4,5,10]	4,753,047
4,962,531	Term Loan, 7.000% (3-Month USD Libor+600 basis points), 6/27/2025[4,5,10]	4,577,714
992,500	Huskies Parent, Inc. Term Loan, 4.234% (3-Month USD Libor+400 basis points), 8/1/2026[2,4]	989,398
987,406	KC Culinarte Intermediate LLC Term Loan, 4.750% (3-Month USD Libor+375 basis points), 8/24/2025[2,4]	959,456
9,000,000	MAG DS Corp. Term Loan, 6.250% (1-Month USD Libor+525 basis points), 4/1/2027[2,4]	8,600,625

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of September 30, 2020 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	CONSUMER DISCRETIONARY (Continued)
$1,856,025	Oak Parent, Inc. Term Loan, 5.500% (3-Month USD Libor+450 basis points), 10/26/2023[2,4]	$1,499,668
966,133	Pre-Paid Legal Services, Inc. Term Loan, 3.406% (3-Month USD Libor+325 basis points), 5/1/2025[2,4]	936,342
1,984,962	RCS Consumer Discretionary Senior Secured Loan Term Loan, 6.000% (3-Month USD Libor+500 basis points), 6/6/2025[4,5,10]	1,925,413
987,437	Spring Education Group, Inc. Term Loan, 4.558% (3-Month USD Libor+425 basis points), 7/30/2025[2,4]	943,412
	TDG Group Holding Company
376,693	Term Loan, 6.322% (3-Month USD Libor+550 basis points), 5/19/2024[4,5]	367,878
115,755	Term Loan, 6.322% (3-Month USD Libor+550 basis points), 5/19/2024[4,5]	113,046
		36,213,241
	CONSUMER STAPLES — 7.4%
4,987,500	Black Rock Coffee Term Loan, 8.000% (3-Month USD Libor+700 basis points), 6/18/2025[4,5]	4,937,625
3,697,104	C.P. Converters, Inc. Term Loan, 8.750% (3-Month USD Libor+650 basis points), 6/18/2023[4,5]	3,616,071
5,000,000	Easy Ice, LLC Term Loan, 5.500% (3-Month USD Libor+450 basis points), 12/31/2024[4,5]	4,950,000
1,484,615	Hoffmaster Group, Inc. Term Loan, 5.000% (3-Month USD Libor+400 basis points), 11/23/2023[2,4]	1,265,635
10,000,000	HPS Consumer Staples Senior Secured Loan Term Loan, 6.750% (3-Month USD Libor+600 basis points), 9/1/2026[4,5,10]	9,750,000
3,778,999	JUUL Labs, Inc. Term Loan, 9.500% (3-Month USD Libor+800 basis points), 8/2/2023[4,5]	3,813,010
	Purfoods, LLC
3,000,000	Delayed Draw, 1.000%, 8/12/2026[5,11]	3,000,000
4,500,000	Term Loan, 7.250% (3-Month USD Libor+625 basis points), 8/12/2026[4,5]	4,455,000
		35,787,341
	ENERGY — 0.1%
495,000	Kamc Holdings, Inc. Term Loan, 4.363% (3-Month USD Libor+400 basis points), 8/14/2026[2,4]	454,240
	FINANCIALS — 5.3%
946,775	GGC Aperio Holdings, L.P. Term Loan, 5.308% (3-Month USD Libor+500 basis points), 10/25/2024[4,5]	926,936
4,672,054	HPS Financial Senior Secured Loan Term Loan, 8.000% (3-Month USD Libor+725 basis points), 6/29/2023[4,5,10]	4,476,837
	HPS Financials Senior Secured Loan
3,570,450	Term Loan, 6.750% (3-Month EUR Libor+575 basis points), 8/3/2025[4,5,12]	4,100,465
4,517,888	Term Loan, 6.750% (3-Month Libor+575 basis points), 8/3/2025[4,5,12]	5,710,077
	Kwor Acquisition, Inc.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of September 30, 2020 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	FINANCIALS (Continued)
$100,000	Delayed Draw, 4.000%, 6/3/2026[11]	$97,415
987,500	Term Loan, 4.146% (3-Month USD Libor+400 basis points), 6/3/2026[2,4]	961,974
4,962,406	RCS Financials Senior Secured Loan Term Loan, 7.250% (Prime+400 basis points), 7/11/2025[4,5,10]	4,900,376
4,606,359	Riveron Acquisition Holdings, Inc. Term Loan, 6.308% (3-Month USD Libor+625 basis points), 5/22/2025[4,5]	4,575,496
		25,749,576
	HEALTH CARE — 16.0%
	Bearcat Buyer, Inc.
173,537	Delayed Draw, 1.000%, 7/9/2024[5,11]	169,901
80,318	Delayed Draw, 5.250% (3-Month USD Libor+425 basis points), 7/9/2024[4,5]	78,635
737,880	Term Loan, 5.250% (3-Month USD Libor+425 basis points), 7/9/2024[4,5]	722,418
1,975,000	Confluent Health LLC Term Loan, 6.800% (3-Month USD Libor+500 basis points), 6/24/2026[2,4]	1,914,262
	HPS Healthcare Senior Secured Loan
10,000,000	Term Loan, 6.750% (3-Month USD Libor+575 basis points), 6/27/2024[4,5,10]	9,817,937
10,000,000	Term Loan, 6.750% (3-Month USD Libor+575 basis points), 7/2/2025[4,5,10]	9,800,000
	Integrated Oncology Network, LLC
699,641	Delayed Draw, 1.000%, 6/24/2024[5,11]	678,572
83,957	Revolver, 7.000% (3-Month USD Libor+550 basis points), 6/24/2024[4,5]	81,429
4,184,700	Term Loan, 7.000% (3-Month USD Libor+550 basis points), 6/24/2024[4,5]	4,058,682
4,000,000	MB Medical Term Loan, 7.500% (3-Month USD Libor+600 basis points), 12/13/2024[4,5]	3,900,000
1,869,821	OB Hospitalist Group, Inc. Term Loan, 5.238% (3-Month USD Libor+400 basis points), 8/1/2024[2,4]	1,830,639
4,827,237	Pediatric Home Respiratory Services, LLC Term Loan, 6.250% (3-Month USD Libor+525 basis points), 12/4/2024[4,5]	4,778,964
	Pediatric Therapy Services, LLC
6,346	Delayed Draw, 1.000%, 12/12/2024[5,11]	6,167
184,039	Delayed Draw, 6.750% (3-Month USD Libor+575 basis points), 12/12/2024[4,5]	178,830
61,074	Revolver, 0.500%, 6/12/2025[5,11]	59,345
797,876	Term Loan, 6.750% (3-Month USD Libor+575 basis points), 12/12/2024[4,5]	775,291
	Pinnacle Treatment Center
228,571	Delayed Draw, 1.000%, 12/31/2022[5,11]	225,625
342,857	Delayed Draw, 7.250% (3-Month USD Libor+625 basis points), 12/31/2022[4,5]	338,438
4,122,143	Term Loan, 7.250% (3-Month USD Libor+625 basis points), 12/31/2022[4,5]	4,069,011
5,000,000	Premier Imaging, LLC Term Loan, 6.750% (3-Month USD Libor+575 basis points), 11/2/2020[4,5]	4,950,000
	Spear Education, LLC
1,562,500	Delayed Draw, 1.000%, 2/26/2025[5,11]	1,543,614

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of September 30, 2020 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	HEALTH CARE (Continued)
$3,420,313	Term Loan, 6.500% (6-Month USD Libor+500 basis points), 2/26/2025[4,5]	$3,378,971
	The PromptCare Companies, Inc.
470,088	Delayed Draw, 0.500%, 12/30/2025[5,11]	452,928
466,563	Delayed Draw, 6.322% (1-Month USD Libor+525 basis points), 12/30/2025[4,5]	449,531
460,572	Revolver, 1.000%, 12/30/2025[5,11]	443,759
184,229	Revolver, 6.250% (1-Month USD Libor+525 basis points), 12/30/2025[4,5]	177,504
3,343,698	Term Loan, 6.322% (1-Month USD Libor+525 basis points), 12/30/2025[4,5]	3,221,639
4,994,982	Twin Brook Consumer Senior Secured Loan Term Loan, 6.500% (3-Month USD Libor+550 basis points), 2/14/2024[4,5,10]	4,920,057
	Twin Brook Healthcare Senior Secured Loan
4,937,500	Term Loan, 6.750% (3-Month USD Libor+575 basis points), 6/28/2022[4,5,10]	4,841,298
4,870,099	Term Loan, 6.750% (3-Month USD Libor+575 basis points), 11/16/2022[4,5,10]	4,813,740
4,937,500	Term Loan, 6.750% (1-Month USD Libor+575 basis points), 7/1/2024[4,5,10]	4,544,620
		77,221,807
	INDUSTRIALS — 21.0%
4,664,650	3SI Holdco, Inc. Term Loan, 6.750% (3-Month USD Libor+575 basis points), 6/16/2023[4,5]	4,618,004
4,975,000	Airnov, Inc. Term Loan, 6.250% (3-Month USD Libor+525 basis points), 12/19/2025[4,5]	4,907,228
984,661	Big Ass Fans LLC Term Loan, 4.750% (3-Month USD Libor+375 basis points), 5/21/2024[2,4]	874,457
4,737,500	Colonial Bag, LLC Term Loan, 5.500% (3-Month USD Libor+450 basis points), 9/3/2025[4,5]	4,690,125
5,000,000	Comar Holding Company, LLC Term Loan, 6.500% (3-Month USD Libor+550 basis points), 6/18/2024[4,5]	4,950,000
987,282	DiversiTech Holdings, Inc. Term Loan, 4.000% (3-Month USD Libor+300 basis points), 6/1/2024[2,4]	973,707
4,163,863	Empire Auto Term Loan, 6.500% (3-Month USD Libor+550 basis points), 9/5/2024[4,5]	4,122,224
990,000	GlobalTranz Enterprises, Inc. Term Loan, 5.156% (3-Month USD Libor+500 basis points), 5/15/2026[2,4]	942,596
	HPS Industrial Senior Secured Loan
4,949,147	Term Loan, 7.000% (3-Month USD Libor+600 basis points), 12/29/2022[4,5,10]	4,730,048
4,897,959	Term Loan, 6.500% (3-Month USD Libor+550 basis points), 9/25/2024[4,5,10]	4,806,612
	HPS Industrials Senior Secured Loan
10,000,000	Term Loan, 8.572% (3-Month USD Libor+750 basis points), 5/31/2022[4,5,10]	9,881,087
10,000,000	Term Loan, 6.750% (3-Month USD Libor+600 basis points), 7/25/2025[4,5,10]	9,964,000
	ISS Compressors Industries, Inc.
10,417	Revolver, 0.500%, 8/9/2026[5,11]	10,098

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of September 30, 2020 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	INDUSTRIALS (Continued)
$104,167	Revolver, 6.705% (3-Month USD Libor+550 basis points), 8/9/2026[4,5]	$100,985
302,084	Revolver, 6.705% (3-Month USD Libor+550 basis points), 8/9/2026[4,5]	292,856
4,560,416	Term Loan, 6.759% (3-Month USD Libor+550 basis points), 8/9/2026[4,5]	4,421,118
5,051,229	Lav Gear Holdings, Inc. Term Loan, 6.500% (1-Month USD Libor+550 basis points), 10/31/2024[4,5]	4,634,503
985,006	MSHC, Inc. Term Loan, 5.250% (3-Month USD Libor+425 basis points), 7/31/2023[4]	954,713
3,967,225	NN Inc. Term Loan, 6.500% (1-Month USD Libor+575 basis points), 10/19/2022[2,4]	3,934,277
990,000	PHM Netherlands Midco B.V. Term Loan, 4.808% (3-Month USD Libor+450 basis points), 8/1/2026[2,4]	964,409
8,000,000	Plaze, Inc. Term Loan, 5.250% (3-Month USD Libor+425 basis points), 8/3/2026[4,5]	7,880,000
1,488,750	Q Holding Co. Term Loan, 6.000% (3-Month USD Libor+500 basis points), 12/20/2023[4]	1,439,323
1,705,714	RCS Industrials Senior Secured Loan Term Loan, 6.000% (3-Month USD Libor+500 basis points), 1/31/2025[4,5,10]	1,671,600
	Sonny`s Enterprises, LLC
914,634	Delayed Draw, 1.000%, 8/5/2026[5,11]	896,341
640,244	Revolver, 0.500%, 8/5/2025[5,11]	627,439
5,945,122	Term Loan, 8.000% (3-Month USD Libor+700 basis points), 8/5/2026[4,5]	5,826,220
990,000	Tank Holding Corp. Term Loan, 4.234% (3-Month USD Libor+400 basis points), 3/26/2026[2,4]	980,100
492,353	TecoStar Holdings, Inc. Term Loan, 4.250% (3-Month USD Libor+325 basis points), 5/1/2024[2,4]	478,416
7,443,750	Twin Brook Aerospace Senior Secured Loan Term Loan, 6.822% (1-Month USD Libor+575 basis points), 12/6/2024[4,5,10]	7,149,627
3,960,000	Twin Brook Plastics Senior Secured Loan Term Loan, 6.000% (1-Month USD Libor+500 basis points), 5/15/2025[4,5,10]	3,833,669
		101,555,782
	MATERIALS — 4.5%
1,208,299	Anchor Packaging LLC Term Loan, 4.148% (1-Month USD Libor+400 basis points), 7/18/2026[2,4]	1,194,705
	Consolidated Label Co.
578,516	Revolver, 0.500%, 7/15/2026[5,11]	572,731
3,741,072	Term Loan, 7.250% (3-Month USD Libor+625 basis points), 7/15/2026[4,5]	3,703,661
5,000,000	Fortis Term Loan, 6.000% (3-Month USD Libor+500 basis points), 12/15/2023[4,5]	4,950,000
665,167	Helix Acquisition Holdings, Inc. Term Loan, 4.058% (3-Month USD Libor+350 basis points), 9/29/2024[2,4]	603,639
9,864,777	HPS Materials Senior Secured Loan Term Loan, 6.875% (3-Month USD Libor+588 basis points), 12/14/2023[4,5,10]	9,629,767

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of September 30, 2020 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	MATERIALS (Continued)
$992,500	Pregis TopCo LLC Term Loan, 4.148% (1-Month USD Libor+400 basis points), 8/1/2026[2,4]	$980,466
		21,634,969
	TECHNOLOGY — 15.8%
5,000,000	Arcserve (USA) LLC Term Loan, 7.000% (3-Month USD Libor+600 basis points), 5/1/2024[4,5]	4,950,000
	Connectwise, LLC.
353,982	Revolver, 0.500%, 2/28/2025[5,11]	339,702
4,599,458	Term Loan, 7.072% (3-Month USD Libor+600 basis points), 2/28/2025[4,5]	4,542,979
9,974,619	Gerson Lehrman Group Term Loan, 5.250% (3-Month USD Libor+425 basis points), 12/5/2024[4,5]	9,899,810
4,962,500	Holdco Sands Intermediate LLC Term Loan, 7.500% (1-Month USD Libor+600 basis points), 12/19/2025[2,4]	4,878,623
4,816,837	HPS Technology Senior Secured Loan Term Loan, 7.250% (3-Month USD Libor+625 basis points), 8/1/2023[4,5,10]	4,913,174
7,500,000	HS Purchaser LLC Term Loan, 5.750% (1-Month USD Libor+475 basis points), 11/19/2026[2,4]	7,425,000
1,480,874	Idera, Inc. Term Loan, 5.000% (3-Month USD Libor+450 basis points), 6/29/2024[2,4]	1,471,618
984,962	Intermedia Holdings, Inc. Term Loan, 7.000% (3-Month USD Libor+600 basis points), 7/19/2025[2,4]	959,502
2,977,500	Lionbridge Technologies, Inc. Term Loan, 7.250% (3-Month USD Libor+625 basis points), 12/29/2025[4,5]	2,977,500
493,703	NAVEX TopCo, Inc. Term Loan, 3.400% (3-Month USD Libor+325 basis points), 9/5/2025[2,4]	481,721
5,000,000	New Era Technology, Inc. Term Loan, 5.500% (3-Month USD Libor+450 basis points), 9/24/2025[4,5]	4,950,000
	PaySimple, Inc.
152,384	Delayed Draw, 5.670% (1-Month USD Libor+550 basis points), 8/23/2025[2,4]	148,818
10,161	Delayed Draw, 6.450% (1-Month USD Libor+550 basis points), 8/23/2025[2,4]	9,923
495,000	Term Loan, 5.650% (1-Month USD Libor+550 basis points), 8/23/2025[2,4]	483,416
	PCS Software
297,033	Revolver, 0.500%, 7/1/2024[5,11]	297,033
66,681	Revolver, 7.250% (3-Month USD Libor+575 basis points), 7/1/2024[4,5]	66,681
4,975,000	Term Loan, 7.250% (3-Month USD Libor+575 basis points), 7/1/2024[4,5]	4,975,000
5,000,000	ProVation Software Group, Inc. Term Loan, 8.000% (3-Month USD Libor+700 basis points), 3/9/2024[4,5]	4,950,000
5,000,000	Q-Centrix LLC Term Loan, 5.500% (3-Month USD Libor+450 basis points), 11/30/2024[4,5]	4,950,000

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of September 30, 2020 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	TECHNOLOGY (Continued)
$987,500	QuickBase, Inc. Term Loan, 4.147% (3-Month USD Libor+400 basis points), 4/3/2026[2,4]	$959,547
	RCS Industrials Senior Secured Loan
125,000	Delayed Draw, 1.000%, 2/3/2026[5,10,11]	123,750
221,667	Delayed Draw, 6.250% (3-Month USD Libor+525 basis points), 2/3/2026[4,5,10]	219,450
208,333	Revolver, 6.250% (3-Month USD Libor+575 basis points), 2/3/2026[4,5,10]	206,250
1,934,722	Term Loan, 6.250% (3-Month USD Libor+525 basis points), 2/3/2026[4,5,10]	1,915,375
	RCS Technology Senior Secured Loan
182,408	Revolver, 0.500%, 5/24/2023[5,10,11]	180,584
3,932,712	Term Loan, 5.500% (3-Month USD Libor+450 basis points), 5/24/2024[4,5,10]	3,893,385
3,980,000	Term Loan, 6.750% (3-Month USD Libor+575 basis points), 2/28/2025[4,5,10]	3,930,250
984,962	RevSpring, Inc. Term Loan, 4.470% (3-Month USD Libor+425 basis points), 10/11/2025[2,4]	957,081
447,233	S2P Acquisition Borrower, Inc. Term Loan, 4.147% (3-Month USD Libor+400 basis points), 8/14/2026[2,4]	443,207
		76,499,379
	TOTAL SENIOR SECURED LOANS
	(Cost $400,718,807)	396,730,875

Number of Shares
	SPECIAL PURPOSE VEHICLE FOR SENIOR SECURED BONDS — 2.0%
1	Endurance II L.P.	9,793,142
	TOTAL SPECIAL PURPOSE VEHICLE FOR SENIOR SECURED BONDS
	(Cost $9,725,000)	9,793,142

Principal Amount
	WAREHOUSE FACILITY — 9.8%
$45,000,000	BlackRock Elbert CLO V, LLC 12.650%, 8/22/2027*,2,5	47,219,415
	TOTAL WAREHOUSE FACILITY
	(Cost $45,000,000)	47,219,415

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of September 30, 2020 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS — 1.6%
$7,480,425	State Street Institutional U.S. Government Money Market Fund, 0.03%[13]	$7,480,425
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $7,480,425)	7,480,425
	TOTAL INVESTMENTS — 130.2%
	(Cost $620,399,444)	628,865,114
	Liabilities Less Other Assets — (30.2)%	(145,837,364)
	NET ASSETS — 100.0%	$483,027,750

Principal Amount
	REVERSE REPURCHASE AGREEMENTS — (2.6)%
$(4,050,000)	Agreement with Deutsche Bank AG, 2.377%, dated 3/22/2021, to be repurchased at $4,098,677 on 3/22/2021, collateralized by Monroe Capital MML CLO IX Ltd. with maturity of 10/22/2031, with total market value of $9,233,662.	(4,050,000)
(2,675,000)	Agreement with Deutsche Bank AG, 2.018%, dated 3/29/2021, to be repurchased at $2,702,139 on 3/29/2021, collateralized by Monroe Capital MML CLO VIII, Ltd. with maturity of 5/22/2031, with total market value of $8,980,109.	(2,675,000)
(1,737,000)	Agreement with Deutsche Bank AG, 2.027%, dated 3/22/2021, to be repurchased at $1,754,803 on 3/22/2021, collateralized by Monroe Capital MML CLO VIII, Ltd. with maturity of 5/22/2031, with total market value of $8,980,109.	(1,737,000)
(1,620,000)	Agreement with Deutsche Bank AG, 2.378%, dated 3/22/2021, to be repurchased at $1,639,471 on 3/22/2021, collateralized by Monroe Capital MML CLO VIII, Ltd. with maturity of 5/22/2031, with total market value of $9,183,972.	(1,620,000)
(2,475,000)	Agreement with Deutsche Bank AG, 2.018%, dated 3/29/2021, to be repurchased at $2,500,110 on 3/29/2021, collateralized by Monroe Capital MML CLO X Ltd. with maturity of 8/20/2031, with total market value of $5,043,778.	(2,475,000)
	REVERSE REPURCHASE AGREEMENTS
	(Proceeds $12,557,000)	(12,557,000)

BDC – Business Development Company
LLC – Limited Liability Company

*	Subordinated note position. Rate shown is the effective yield as of period end.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted. They may only be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of these securities is $37,909,003, which represents 7.8% of the total net assets of the Fund.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of September 30, 2020 (Unaudited)

[2]	Callable.
[3]	All or a portion of this security is segregated as collateral for reverse repurchase agreements. Total collateral had a fair value of $32,441,521 as of September 30, 2020.
[4]	Floating rate security. Rate shown is the rate effective as of period end.
[5]	Value was determined using significant unobservable inputs.
[6]	Variable rate security. Rate shown is the rate in effect as of period end.
[7]	The Fund’s investment in the non-listed business development company is valued using net asset value as a practical expedient. The business development company’s investment strategy is to provide corporate financing support to U.S. middle market companies. The company shall continue until July 15, 2025, with one-year extensions available after the stated termination date. The company does not permit the redemption of any portion of the company’s capital contributions until the termination of the investment. Total unfunded capital commitments amount to $3,800,000 as of September 30, 2020.
[8]	The Fund’s investment in the private investment fund is valued using net asset value as a practical expedient. The investment fund’s investment strategy is to provide corporate financing support to U.S. middle market companies. The investment fund shall continue until December 31, 2024, with one year extensions available after the stated termination date. The investment fund does not permit the redemption of any portion of the Fund’s capital contributions until the termination of the investment fund.
[9]	The Fund’s investment in the private investment fund is valued using net asset value as a practical expedient. The investment fund’s investment strategy is to provide corporate financing support to U.S. middle market companies. The investment fund shall continue until September 30, 2026, with one year extensions available after the stated termination date. The investment fund does not permit the redemption of any portion of the Fund’s capital contributions until the termination of the investment fund.
[10]	This investment was made through a participation. Please see Note 2 for a description of loan participations.
[11]	All or a portion of this holding is subject to unfunded loan commitments. See Note 2 for additional information.
[12]	Foreign security denominated in U.S. Dollars.
[13]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Consolidated Schedule of Investments.

Cliffwater Corporate Lending Fund

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS

September 30, 2020 (Unaudited)

1. Organization

The Cliffwater Corporate Lending Fund (the “Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a non-diversified, closed-end management investment company operating as an interval fund. The Fund operates under an Agreement and Declaration of Trust dated March 21, 2018 (the “Declaration of Trust”). Cliffwater LLC serves as the investment adviser (the “Investment Manager”) of the Fund. The Investment Manager is an investment adviser registered with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended. The Fund intends to continue to qualify and has elected to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). The Fund commenced operations on March 6, 2019.

The SEC has granted the Fund exemptive relief permitting the Fund to offer multiple classes of shares. The Fund’s Registration Statement allows it to offer two classes of shares, Class A Shares and Class I Shares. Only Class I shares have been issued as of September 30, 2020.

The Fund’s primary investment objective is to seek consistent current income, while the Fund’s secondary objective is capital preservation. Under normal market conditions, the Fund seeks to achieve its investment objectives by investing at least 80% of its assets (net assets, plus any borrowings for investment purposes) in loans to companies (“corporate loans”). The Fund’s corporate loan investments are made through a combination of: (i) investing in loans to companies that are originated directly by a non-bank lender (for example, traditional direct lenders include insurance companies, business development companies, asset management firms (on behalf of their investors), and specialty finance companies) (“direct loans”); (ii) investing in notes or other pass-through obligations representing the right to receive the principal and interest payments on a direct loan (or fractional portions thereof); (iii) purchasing asset-backed securities representing ownership or participation in a pool of direct loans; (iv) investing in companies and/or private investment funds (private funds that are excluded from the definition of "investment company" pursuant to Sections 3(c)(1) or 3(c)(7) of the Investment Company Act) that primarily hold direct loans (the foregoing investments listed in clauses (i) through (iv) are collectively referred to herein as the “Direct Loan Instruments”); (v) investments in high yield securities, including securities representing ownership or participation in a pool of such securities; and (vi) investments in bank loans including securities representing ownership or participation in a pool of such loans. The Fund may focus its investment strategy on, and its portfolio of investments may be focused in, a subset of one or more of these types of investments. The Fund’s investments in hedge funds and private equity funds that are excluded from the definition of "investment company" pursuant to Sections 3(c)(1) or 3(c)(7) of the Investment Company Act will be limited to no more than 15% of the Fund’s assets. Most direct loans are not rated by any rating agency, will not be registered with the SEC or any state securities commission and will not be listed on any national securities exchange. The amount of public information available with respect to issuers of direct loans may generally be less extensive than that available for issuers of registered or exchange listed securities. If they were rated, direct loans likely would be rated as below investment grade quality, often referred to as “junk” loans.

(a) Consolidation of Subsidiary

On February 3, 2020, CCLF SPV LLC ("CCLF SPV”) was formed as a limited liability company, and is a wholly owned subsidiary of the Fund. The consolidated Schedule of Investments of the Fund include the accounts of CCLF SPV. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund.

2. Accounting Policies

Basis of Preparation and Use of Estimates

The Fund is an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Cliffwater Corporate Lending Fund

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS

September 30, 2020 (Unaudited)

Loan Participations and Assignments

The Fund may acquire interests in loans either directly (by way of original issuance, sale or assignment) or indirectly (by way of participation). The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, its rights can be more restricted than those of the assigning institution. Participation interests in a portion of a debt obligation typically result in a contractual relationship only with the institution participating out the interest, not with the borrower. In purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation.

Commitments and Contingencies

Commercial loans purchased by the Fund (whether through participations or as a lender of record) may be structured to include both term loans, which are generally fully funded at the time of investment, and unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities and delayed draw term loans, which may obligate the Fund to supply additional cash to the borrower on demand, representing a potential financial obligation by the Fund in the future. The Fund may receive a commitment fee based on the undrawn portion of such unfunded loan commitments. Commitment fees are processed as a reduction in cost of the loans. As of September 30, 2020, the Fund had the following unfunded loan commitments as noted in the consolidated Schedule of Investments with a total principal amount of $10,140,694.

Borrower	Type	Principal Amount	Value
Bearcat Buyer, Inc.	Delayed Draw Term Loan	$173,537	$169,901
Connectwise, LLC.	Revolver Loan	353,982	339,702
Consolidated Label Co.	Revolver	578,516	572,731
Fleetwash, Inc.	Delayed Draw Term Loan	276,131	268,314
Integrated Oncology Network, LLC	Delayed Draw Term Loan	699,641	678,572
ISS Compressors Industries, Inc.	Revolver Loan	10,417	10,098
Kwor Acquisition, Inc.	Delayed Draw Term Loan	100,000	97,415
PCS Software	Delayed Draw Term Loan	297,033	297,033
Pediatric Therapy Services, LLC	Delayed Draw Term Loan	61,074	59,345

Cliffwater Corporate Lending Fund

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS

September 30, 2020 (Unaudited)

Borrower	Type	Principal Amount	Value
Pediatric Therapy Services, LLC	Delayed Draw Term Loan	6,346	6,167
Pinnacle Treatment Center	Delayed Draw Term Loan	228,571	225,625
Purfoods, LLC	Delayed Draw Term Loan	3,000,000	3,000,000
RCS Industrials Senior Secured Loan	Delayed Draw Term Loan	125,000	123,750
RCS Technology Senior Secured Loan	Revolver	182,408	180,584
Sonny`s Enterprises, LLC	Delayed Draw Term Loan	914,634	896,341
Sonny`s Enterprises, LLC	Delayed Draw Term Loan	640,244	627,439
Spear Education, LLC	Delayed Draw Term Loan	1,562,500	1,543,614
The PromptCare Companies, Inc.	Revolver Loan	470,088	452,928
The PromptCare Companies, Inc.	Delayed Draw Term Loan	460,572	443,759
		$10,140,694	$9,993,318

Reverse Repurchase Agreements

In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered and accrued interest payments to be made by the Fund to counterparties are reflected as liabilities on the consolidated Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as interest from reverse repurchase agreements on the consolidated Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities to be repurchased may decline below the repurchase price.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and certain sale-buyback transactions between the Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the consolidated Schedule of Investments and note #3 thereto. For the period ended September 30, 2020, the average balance outstanding and weighted average interest rate were $9,673,533 and 2.82%, respectively.

Cliffwater Corporate Lending Fund

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS

September 30, 2020 (Unaudited)

	2020
	Remaining Contractual Maturity of the Agreements
Reverse Repurchase Agreements	Overnight and Continuous	Up to 30 days	30–90 days	Greater Than 90 days	Total
Collateralized Loan Obligations	$-	$-	$-	$12,557,000	$12,557,000
Total	$-	$-	$-	$12,557,000	$12,557,000

Federal Income Taxes

The Fund intends to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. As so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required. Management of the Fund is required to determine whether a tax position taken by the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, based on the technical merits of the position. Based on its analysis, there were no tax positions identified by management of the Fund that did not meet the “more likely than not” standard as of September 30, 2020.

3. Fair Value of Investments

Fair value - Definition

The Fund uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Valuations based on unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

•	Level 2 – Valuations based on inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly.

•	Level 3 – Valuations based on inputs that are both significant and unobservable to the overall fair value measurement.

Investments in private investment funds measured based upon Net Asset Value (“NAV”) as a practical expedient to determine fair value are not required to be categorized in the fair value hierarchy.

The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors, including type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainly of valuation, estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Investment Manager in determining fair value is greatest for investments categorized in Level 3.

Cliffwater Corporate Lending Fund

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS

September 30, 2020 (Unaudited)

The Fund’s assets recorded at fair value have been categorized based on a fair value hierarchy as described in the Fund’s significant accounting policies. The following table presents information about the Fund’s assets and liabilities measured at fair value as of September 30, 2020:

Assets	Level 1	Level 2	Level 3	Net Asset Value	Total
Investments, at fair value
Collateralized Loan Obligations	$-	$37,909,003	$12,311,205	$-	$50,220,208
Common Stocks	16,217,006	-	-	-	16,217,006
Non-Listed Business Development Companies	-	-	-	46,311,154	46,311,154
Private Equity	-	-	-	4,013,362	4,013,362
Private Investment Funds	-	-	-	50,879,527	50,879,527
Senior Secured Loans	-	58,512,031	338,218,844	-	396,730,875
Special Purpose Vehicle for Senior Secured Bonds	-	-	-	9,793,142	9,793,142
Warehouse Facility	-	-	47,219,415	-	47,219,415
Short-Term Investments	7,480,425	-	-	-	7,480,425
Total Assets, at fair value	$23,697,431	$96,421,034	$397,749,464	$110,997,185	$628,865,114

Liabilities
Investments, at fair value
Reverse Repurchase Agreement	$-	$12,557,000	$-	$-	$12,557,000
Total Liabilities, at fair value	$-	$12,557,000	$-	$-	$12,557,000

All transfers between fair value levels are recognized by the Fund at the end of each reporting period.

Cliffwater Corporate Lending Fund

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS

September 30, 2020 (Unaudited)

The following table presents the changes in assets and transfers in and out which are classified in Level 3 of the fair value hierarchy for the period ending September 30, 2020:

	Collateralized Loan Obligations	Senior Secured Loans	Warehouse Facility
Balance as of January 1, 2020	$13,255,652	$104,573,277	$46,670,349
Purchases	-	267,702,632	-
Paydowns	-	(31,854,095)	-
Realized gains (losses)	-	284,630	-
Commitment fees	-	(247,858)	-
Amortization	73,961	179,628	-
Change in Unrealized appreciation (depreciation)	(1,018,408)	(2,419,370)	549,066
Transfers In	-	-	-
Transfers Out	-	-	-
Balance as of September 30, 2020	$12,311,205	$338,218,844	$47,219,415